Refund Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Change in Refund Liabilities

	December 31
	2021	2022
	US$	US$
Refund liabilities	3,882	6,471

Estimated sales returns and other allowances are made and adjusted based on historical experience and the consideration of varying contractual terms.
The changes in the refund liabilities are summarized as follows:

	Year Ended December 31
	2021	2022
	US$	US$
Refund liabilities
Balance, beginning of year	2,105	3,882
Additions	9,825	19,196
Actual sales return and discount	(8,048)	(16,607)

Balance, end of year	3,882	6,471